Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Trading And Other Income [Abstract]
Net gains/(losses) on financial instruments designated at fair value through profit or loss	£ (74)	£ (68)	£ (26)
Net (losses)/gains on financial instruments mandatorily at fair value through profit or loss	84	50	64
Hedge ineffectiveness	28	8	19
Net profit on sale of financial assets at fair value through other comprehensive income	0	6	17
Income from operating lease assets	129	136	126
Other	43	135	(64)
Other operating income (expense)	£ 210	£ 267	£ 136